Restatement of Previously Issued Financial Statements - Summary of Company's financial statements (Detail) - USD ($)	Sep. 30, 2021	Jul. 02, 2021	Jun. 30, 2021	Mar. 31, 2021	Mar. 02, 2021	Feb. 24, 2021
Restatement Of Previously Issued Financial Statements [Line Items]
Class A ordinary shares subject to possible redemption	$ 250,003,042	$ 250,000,000	$ 0	$ 0		$ 0
Class A ordinary shares		64
Additional paid-in capital	0	0			$ 24,367
Accumulated deficit	(6,332,551)	(6,069,212)			(5,138)
Total Permanent Equity (Deficit)	$ (6,331,862)	$ (6,068,515)	$ 19,675	$ 19,818	$ 19,862	$ 0
Number of Class A ordinary shares subject to possible redemption	25,000,000	25,000,000	0	0		0
As Previously Reported [Member]
Restatement Of Previously Issued Financial Statements [Line Items]
Class A ordinary shares subject to possible redemption		$ 238,931,480
Class A ordinary shares		175
Additional paid-in capital		5,004,522
Accumulated deficit		(5,325)
Total Permanent Equity (Deficit)		$ 5,000,005
Number of Class A ordinary shares subject to possible redemption		23,893,148
Adjustment [Member]
Restatement Of Previously Issued Financial Statements [Line Items]
Class A ordinary shares subject to possible redemption		$ 11,068,520
Class A ordinary shares		(111)
Additional paid-in capital		(5,004,522)
Accumulated deficit		(6,063,887)
Total Permanent Equity (Deficit)		$ (11,068,520)
Number of Class A ordinary shares subject to possible redemption		1,106,852